Document and Entity Information	Apr. 02, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Apr. 02, 2024
Entity Registrant Name	SCHLUMBERGER LIMITED/NV
Entity Incorporation State Country Code	P8
Entity File Number	1-4601
Entity Tax Identification Number	52-0684746
Entity Address Address Line 1	5599 San Felipe
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Country	US
Entity Address Postal Zip Code	77056
City Area Code	713
Local Phone Number	513-2000
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	common stock, par value $0.01 per share
Trading Symbol	SLB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Explanatory NoteThis Amendment to Current Report on Form 8-K/A (this “Amendment”) supplements the Current Report on Form 8-K of Schlumberger Limited (“SLB”), filed with the Securities and Exchange Commission (the “SEC”) on April 2, 2024 (the “Original Report”), in which SLB reported, among other events, the execution of the Merger Agreement (as defined in the Original Report), by including the Merger Agreement, which is filed as Exhibit 2 to this Amendment, in Item 9.01. The Merger Agreement is incorporated into Item 1.01 of the Original Report by reference. Other than as expressly set forth herein, Items 1.01, 8.01 and 9.01 of the Original Current Report remain unchanged. Interested parties should refer to the Original Current Report for Items 1.01 and 8.01 and the prior exhibits filed pursuant to Item 9.01.Additional Information about the Transaction and Where to Find ItIn connection with the proposed transaction, SLB intends to file with the SEC a registration statement on Form S-4 (the “Form S-4”) that will include a proxy statement of ChampionX Corporation (“ChampionX”) and that also constitutes a prospectus of SLB with respect to the shares of SLB to be issued in the proposed transaction (the “proxy statement/prospectus”). Each of SLB and ChampionX may also file other relevant documents with the SEC regarding the proposed transaction. This document is not a substitute for the Form S-4 or proxy statement/prospectus or any other document that SLB or ChampionX may file with the SEC. The definitive proxy statement/prospectus (if and when available) will be mailed to stockholders of ChampionX. INVESTORS AND SECURITY HOLDERS ARE URGED TO READ THE REGISTRATION STATEMENT, THE PROXY STATEMENT/PROSPECTUS AND ANY OTHER RELEVANT DOCUMENTS THAT MAY BE FILED WITH THE SEC, AS WELL AS ANY AMENDMENTS OR SUPPLEMENTS TO THESE DOCUMENTS, CAREFULLY AND IN THEIR ENTIRETY IF AND WHEN THEY BECOME AVAILABLE BECAUSE THEY CONTAIN OR WILL CONTAIN IMPORTANT INFORMATION ABOUT THE PROPOSED TRANSACTION. Investors and security holders will be able to obtain free copies of the Form S-4 and the proxy statement/prospectus (if and when available) and other documents containing important information about SLB, ChampionX and the proposed transaction, once such documents are filed with the SEC through the website maintained by the SEC at http://www.sec.gov. Copies of the documents filed with, or furnished to, the SEC by SLB will be available free of charge on SLB’s website at https://investorcenter.slb.com. Copies of the documents filed with, or furnished to, the SEC by ChampionX will be available free of charge on ChampionX’s website at https://investors.championx.com. The information included on, or accessible through, SLB’s or ChampionX’s website is not incorporated by reference into this communication.Participants in the SolicitationSLB, ChampionX and certain of their respective directors and executive officers may be deemed to be participants in the solicitation of proxies in respect of the proposed transaction. Information about the directors and executive officers of SLB, including a description of their direct or indirect interests, by security holdings or otherwise, is set forth in SLB’s proxy statement for its 2024 Annual General Meeting of Stockholders (https://www.sec.gov/ix?doc=/Archives/edgar/data/0000087347/000130817924000033/lslb2024_def14a.htm), which was filed with the SEC on February 22, 2024, including under the sections entitled “Director Compensation”, “Security Ownership by Management and Our Board”, “Compensation Discussion and Analysis”, “2023 Compensation Decisions and Results”, “Elements of 2023 Total Compensation”, “Long-Term Equity Incentive Awards”, “Executive Compensation Tables”, “Grants of Plan-Based Awards in 2023”, “Outstanding Equity Awards at Year-End 2023”, “Potential Payments Upon Termination or Change in Control” and “Pay vs. Performance Comparison”, and SLB’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023 (https://www.sec.gov/ix?doc=/Archives/edgar/data/0000087347/000095017024006884/slb-20231231.htm), which was filed with the SEC on January 24, 2024, including under the sections entitled “Item 10. Directors, Executive Officers and Corporate Governance”, “Item 11. Executive Compensation”, “Item 12. Security Ownership of Certain Beneficial Owners and Management and Related Stockholder Matters”, and “Item 13. Certain Relationships and Related Transactions, and Director Independence”. Information about the directors and executive officers of ChampionX, including a description of their direct or indirect interests, by security holdings or otherwise, is set forth in ChampionX’s proxy statement for its 2023 Annual Meeting of Stockholders (https://www.sec.gov/ix?doc=/Archives/edgar/data/1723089/000172308923000073/championx-20230327.htm), which was filed with the SEC on March 29, 2023, including under the sections entitled “Executive Compensation Highlights”, “Director Compensation”, “2022 Director Compensation Table”, “Security Ownership of Certain Beneficial Owners and Management”, “Compensation Discussion and Analysis”, “Key Compensation Overview for 2022”, “Summary of 2022 Compensation for Named Executive Officers”, “Elements of Our Executive Compensation Program”, “Long-Term Equity Incentive Compensation”, “Additional Executive Compensation Governance Considerations”, “Executive Compensation Tables”, “Potential Payments upon Termination or Change-in-Control”, “Pay-versus-Performance” and ChampionX’s Annual Report on Form 10-K for the fiscal year ended December 31, 2023 (https://www.sec.gov/ix?doc=/Archives/edgar/data/1723089/000172308924000011/championx-20231231.htm), which was filed with the SEC on February 6, 2024, including under the sections entitled “Item 10. Directors, Executive Officers and Corporate Governance”, “Item 11. Executive Compensation”, “Item 12. Security Ownership of Certain Beneficial Owners and Management and Related Stockholder Matters” and “Item 13. Certain Relationships and Related Transactions, and Director Independence”. Other information regarding the participants in the proxy solicitation and a description of their direct and indirect interests, by security holdings or otherwise, will be contained in the Form S-4 and the proxy statement/prospectus and other relevant materials to be filed with the SEC regarding the proposed transaction when such materials become available. Investors should read the Form S-4 and the proxy statement/prospectus carefully when available before making any voting or investment decisions. You may obtain free copies of these documents from SLB or ChampionX using the sources indicated above.Forward-Looking StatementsThis communication contains forward-looking statements within the meaning of the Private Securities Litigation Reform Act of 1995, Section 27A of the Securities Act and Section 21E of the Exchange Act.Such forward-looking statements include statements relating to the proposed transaction between SLB and ChampionX, including statements regarding the benefits of the transaction and the anticipated timing of the transaction, and information regarding the businesses of SLB and ChampionX, including expectations regarding outlook and all underlying assumptions, SLB’s and ChampionX’s objectives, plans and strategies, information relating to operating trends in markets where SLB and ChampionX operate, statements that contain projections of results of operations or of financial condition, and all other statements other than statements of historical fact that address activities, events or developments that SLB or ChampionX intends, expects, projects, believes or anticipates will or may occur in the future. Such statements are based on management’s beliefs and assumptions made based on information currently available to management. All statements in this communication, other than statements of historical fact, are forward-looking statements that may be identified by the use of the words “outlook,” “guidance,” “expects,” “believes,” “anticipates,” “should,” “estimates,” “intends,” “plans,” “seeks,” “targets,” “may,” “can,” “believe,” “predict,” “potential,” “projected,” “projections,” “precursor,” “forecast,” “ambition,” “goal,” “scheduled,” “think,” “could,” “would,” “will,” “see,” “likely,” and other similar expressions or variations, but not all forward-looking statements include such words. These forward-looking statements involve known and unknown risks and uncertainties, and which may cause SLB’s or ChampionX’s actual results and performance to be materially different from those expressed or implied in the forward-looking statements. Factors and risks that may impact future results and performance include, but are not limited to those factors and risks described in Part I, “Item 1. Business”, “Item 1A. Risk Factors”, and “Item 7. Management’s Discussion and Analysis of Financial Condition and Results of Operations” in SLB’s Annual Report on Form 10-K for the year ended December 31, 2023, as filed with the SEC on January 24, 2024, and Part 1, “Item 1A. Risk Factors” in ChampionX’s Annual Report on Form 10-K for the year ended December 31, 2023 filed with the SEC on February 6, 2024, and each of their respective, subsequent Quarterly Reports on Form 10-Q and Current Reports on Form 8-K.These include, but are not limited to, and in each case as a possible result of the proposed transaction on each of SLB and ChampionX: the ultimate outcome of the proposed transaction between SLB and ChampionX, including the possibility that ChampionX stockholders will not adopt the merger agreement in respect of the proposed transaction; the effect of the announcement of the proposed transaction; the ability to operate the SLB and ChampionX respective businesses, including business disruptions; difficulties in retaining and hiring key personnel and employees; the ability to maintain favorable business relationships with customers, suppliers and other business partners; the terms and timing of the proposed transaction; the occurrence of any event, change or other circumstance that could give rise to the termination of the proposed transaction; the anticipated or actual tax treatment of the proposed transaction; the ability to satisfy closing conditions to the completion of the proposed transaction (including the adoption of the merger agreement in respect of the proposed transaction by ChampionX stockholders); other risks related to the completion of the proposed transaction and actions related thereto; the ability of SLB and ChampionX to integrate the business successfully and to achieve anticipated synergies and value creation from the proposed transaction; changes in demand for SLB’s or ChampionX’s products and services; global market, political, and economic conditions, including in the countries in which SLB and ChampionX operate; the ability to secure government regulatory approvals on the terms expected, at all or in a timely manner; the extent of
Entity Central Index Key	0000087347